Unaudited Selected Quarterly Data	12 Months Ended
Dec. 31, 2010
Unaudited Selected Quarterly Data [Abstract]
Unaudited selected quarterly data
21. Unaudited selected quarterly data:
     The following table presents selected quarterly financial data for the years ended December 31, 2010 and 2009 (unaudited, in thousands, except per share amounts):

	2010 — Quarter Ended
	March 31,	June 30,	September 30,	December 31,
Revenues	$302,362	$351,856	$410,271	$466,376
Operating income from continuing operations	$9,201	$38,856	$66,484	$73,653
Net income (loss)	$(2,762)	$15,671	$33,030	$38,219
Earnings (loss) per share (a):
Basic	$(0.04)	$0.21	$0.43	$0.50
Diluted	$(0.04)	$0.20	$0.42	$0.49

	2009 — Quarter Ended
	March 31,	June 30,	September 30,	December 31,
Revenues	$326,945	$230,900	$223,289	$244,931
Operating income (loss) from continuing operations	$12,256	$(24,484)	$(66,160)	$(115,812)
Net loss	$(336)	$(25,832)	$(52,025)	$(103,475)
Loss per share (a):
Basic	$0.00	$(0.34)	$(0.69)	$(1.38)
Diluted	$0.00	$(0.34)	$(0.69)	$(1.38)

(a)	Quarterly earnings per share amounts were calculated based upon the weighted average number of shares outstanding for the applicable quarter. Therefore the sum of the quarterly earnings per share results may not agree to earnings per share for the year in the accompanying Statements of Operations, as the annual results were calculated based upon the weighted average number of shares outstanding for the year.